Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated July 21, 2011
to the
Prospectus dated March 1, 2011 (as revised April 1, 2011)
Disclosure Relating to Fixed Income SHares: Series H (the “Portfolio”)
Effective immediately, Julie Callahan is replacing John Cummings as portfolio manager primarily responsible for the day-to-day portfolio management of the Portfolio.
Therefore, within the Portfolio Summary relating to the Portfolio in the Prospectus, the subsection entitled “Management of the Portfolio — Portfolio Manager” is hereby restated in its entirety as follow:
Julie Callahan, Senior Vice President PIMCO, joined PIMCO in 2011 and has managed the Portfolio since 2011.
Further, the information regarding the portfolio management of the Portfolio under the section titled “Management of the Portfolios — Individual Portfolio Manager” is hereby restated in its entirety as follows:
Julie Callahan, a Senior Vice President of PIMCO, is primary responsible for the day-to-day management of the FISH: Series H Portfolio. Ms. Callahan joined PIMCO in 2011 and has been portfolio manager to the Portfolio since 2011. Prior to joining PIMCO, she served as Director, Portfolio Manager, Municipal Separately Managed Accounts and Municipal Money Market Funds at Western Asset Management Company from 2005 until 2011.
In addition, to the extent applicable, corresponding changes are made throughout the remainder of the Prospectus to reflect the above changes to the Portfolio.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated July 21, 2011
to the
Statement of Additional Information dated March 1, 2011 (as revised April 1, 2011)
Disclosure Relating to Fixed Income SHares: Series H (the “Portfolio”)
Information regarding other accounts managed by the primary portfolio managers of the Portfolios in the section titled “Management of the Trust — Other Accounts Managed by Portfolio Manager” in the Statement of Additional Information is revised to add the following information relating to Ms. Callahan as of June 30, 2011:

		Callahan
Account Type	#	AUM($MM)
‘40 Act Fund	0	0
Other pooled vehicles	0	0
Separate accounts	0	0
In addition, the statement of securities ownership by primary portfolio managers in the section titled “Management of the Trust — Securities Ownership” in the Statement of Additional Information is revised to reflect that, as of June 30, 2011, Ms. Callahan was not a beneficial owner of shares of FISH: Series H.
In addition, to the extent applicable, corresponding changes reflecting that Ms. Julie Callahan is replacing Mr. John Cummings as lead portfolio manager are made throughout the remainder of the Statement of Additional Information to reflect the above changes to the Portfolio.
Please retain this Supplement for future reference.